SCHEDULES OF CONCENTRATION OF RISK (Details) - Customer Concentration Risk [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2026	Jun. 30, 2025
Revenue Benchmark [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.10%	14.70%	10.00%
Revenue Benchmark [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.20%	10.00%	10.00%
Revenue Benchmark [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.20%	10.00%	10.00%
Revenue Benchmark [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	15.30%	10.00%	12.90%
Revenue Benchmark [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%	10.10%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		19.50%	12.30%
Accounts Receivable [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage		10.00%	19.90%
Accounts Receivable [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage		14.50%	10.00%